SHARE CAPITAL (Detail) - Stock Options Outstanding - $ / shares	6 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Equity [Abstract]
Stock Options Outstanding	5,335,000	5,135,000
Stock Options Outstanding Weighted Average Exercise Price	$ 0.22	$ 0.22
Stock Options Grants In Period	200,000
Stock Options Grants In Period Weighted Average Exercise Price	$ 0.25
Stock Options Exercisable	4,687,500
Stock Options Exercisable Weighted Average Exercise Price	$ 0.23